Property and equipment, net	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property and equipment, net

7. Property and equipment, net

Property and equipment consist of the following:

	At June 30,	At December 31,
	2022	2021
(in Euros)	(Unaudited)
Computer	€20,353	€24,869
Auto	49,320	-
Furniture and fixtures	10,440	5,010
Total property and equipment	80,113	29,879
Less: accumulated depreciation	(14,185)	(6,789)
Property and equipment, net	€65,928	€23,090

Property and equipment consist of computers, an auto, and furniture and fixtures of our office space in Milan, Italy. There were no disposals, nor impairments during the periods. Depreciation has been calculated by taking into consideration the use, purpose, and financial-technical duration of the assets, based on their estimated economic lives. No significant purchases occurred during the six months ended June 30, 2022.

Depreciation expense for the six months ending June 30, 2022, and June 30, 2021, were €2,813 and €2,086, respectively.